Equity - Schedule of Equity Warrants (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Sep. 13, 2024	Mar. 02, 2023
Schedule of Equity Warrants [Line Items]
Outstanding	829,136	139,978
Weighted average exercise price	$ 4.88	$ 88.67	$ 4,200	$ 4,200
August 28 2026 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding		179
Expiry date		Aug. 28, 2026
Weighted average exercise price		$ 4,200
March 12 2027 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding		72
Expiry date		Mar. 12, 2027
Weighted average exercise price		$ 4,200
October 30 2029 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding		138,485
Expiry date		Oct. 30, 2029
Weighted average exercise price		$ 78.4
March 24, 2028 [Member]
Schedule of Equity Warrants [Line Items]
Outstanding	1,021	1,021
Expiry date	Mar. 24, 2028	Mar. 24, 2028
Weighted average exercise price	$ 470.4	$ 470.4